Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 12,975	$ 11,407
Less: accumulated depreciation and amortization	(9,965)	(7,902)
Property and equipment, net	3,010	3,505
Depreciation and amortization	2,106	1,876	$ 1,559
Amortization expense	200	200	200
Computer software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,253	1,226
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	9,063	7,965
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,181	1,152
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,478	1,064
Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 2,100	$ 1,900	$ 1,600